Document and entity information	12 Months Ended
Dec. 31, 2020 shares
Document and entity information [abstract]
Document type	20-F
Amendment flag	false
Document period end date	Dec. 31, 2020
Document fiscal year focus	2020
Document fiscal period focus	FY
Trading symbol	MTLS
Entity registrant name	MATERIALISE NV
Entity central index key	0001091223
Current fiscal year end date	--12-31
Entity well known seasoned issuer	No
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity emerging growth company	false
Entity shell company	false
Entity common stock shares outstanding	54,169,257
Entity Voluntary Filers	No
Entity interactive data current	Yes
Document annual report	true
Document transition report	false
Document shell company report	false
Title of 12(b) security	Ordinary shares
Icfr auditor attestation flag	true